REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
8.	REPORTABLE SEGMENTS

The Company operates in one reportable business segment: the exploration, mine development and extraction of precious metals in three geographic areas, the Sultanate of Oman, Turkey and the United States.

As at	December 31, 2012	December 31, 2011

Oman – mineral properties	$18,248,198	$18,248,198
Oman – capital assets	103,350	160,344
Turkey – capital assets	64,290	-
United States – capital assets	89,499	97,624
Total	$18,505,337	$18,506,166